Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of foreign currency risk
Cash	$8,984
Accounts Receivable	$72,361
Promissory Notes Receivable	$650,000
Accounts Payable and Accrued Liabilities	$(237,994)
Loans Payable to Related Parties	$(3,276,895)
Convertible Debentures	$(5,596,000)
Note Payable	$(15,000)